Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Obligation — 0.24%
Federal Home Loan Mortgage 5.60% 3/6/26	100,000	$ 99,886
Total Agency Obligation (cost $100,000)		99,886

Convertible Bonds — 4.76%
Basic Industry — 0.11%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	28,000	45,142
		45,142
Brokerage — 0.14%
WisdomTree 5.75% exercise price $9.54, maturity date 8/15/28	50,000	58,125
		58,125
Capital Goods — 0.13%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	52,000	52,069
		52,069
Communications — 0.45%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	68,000	51,381
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	90,000	85,617
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	49,750
		186,748
Consumer Cyclical — 0.35%
Cheesecake Factory 0.375% exercise price $74.11, maturity date 6/15/26	57,000	51,012
Ford Motor 3.177% exercise price $14.85, maturity date 3/15/26 ^	91,000	94,503
		145,515
Consumer Non-Cyclical — 1.65%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	45,000	44,298
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	45,000	46,125
Chegg 5.455% exercise price $107.55, maturity date 9/1/26 ^	71,000	59,463
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	57,000	36,637
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	55,000	50,397
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Dexcom 0.25% exercise price $150.10, maturity date 11/15/25	42,000	$ 46,258
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	21,000	30,408
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	69,000	66,005
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	51,000	48,641
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	55,000	54,746
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	36,000	39,951
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	69,000	65,722
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	79,000	89,033
		677,684
Electric — 0.72%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	70,000	69,248
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	70,000	69,667
NRG Energy 2.75% exercise price $41.54, maturity date 6/1/48	32,000	53,024
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	64,000	62,080
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	44,000	44,253
		298,272
Energy — 0.12%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	65,000	49,400
		49,400
Financials — 0.17%
Repay Holdings 144A 3.43% exercise price $33.60, maturity date 2/1/26 #, ^	77,000	71,655
		71,655
NQ-FL7 [0324] 0524 (3564029)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	$ 3,283
		3,283
Real Estate Investment Trusts — 0.12%
Summit Hotel Properties 1.50% exercise price $11.37, maturity date 2/15/26	55,000	49,252
		49,252
Technology — 0.79%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	35,000	41,458
Block 0.125% exercise price $121.00, maturity date 3/1/25	59,000	60,549
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	75,000	74,182
InterDigital 3.50% exercise price $77.50, maturity date 6/1/27	39,000	56,107
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	49,000	48,417
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	76,000	44,726
		325,439
Total Convertible Bonds (cost $1,989,633)		1,962,584

Corporate Bonds — 6.30%
Automotive — 0.08%
Allison Transmission 144A 5.875% 6/1/29 #	15,000	14,865
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	18,245
		33,110
Basic Industry — 0.37%
Avient 144A 5.75% 5/15/25 #	12,000	11,955
Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	20,289
CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	14,097
FMG Resources August 2006 144A 5.875% 4/15/30 #	20,000	19,696
NOVA Chemicals 144A 8.50% 11/15/28 #	5,000	5,328
Novelis 144A 4.75% 1/30/30 #	20,000	18,469
Olin 5.00% 2/1/30	15,000	14,249
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	25,000	22,922
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Standard Industries 144A 3.375% 1/15/31 #	30,000	$ 25,186
		152,191
Capital Goods — 0.38%
Bombardier
144A 6.00% 2/15/28 #	15,000	14,772
144A 7.25% 7/1/31 #	5,000	5,016
144A 7.50% 2/1/29 #	8,000	8,247
144A 8.75% 11/15/30 #	5,000	5,345

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	9,836
Esab 144A 6.25% 4/15/29 #	10,000	10,059
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	30,000	30,585
144A 9.25% 4/15/27 #	10,000	9,932

Sealed Air 144A 5.00% 4/15/29 #	30,000	28,827
TransDigm 144A 6.625% 3/1/32 #	35,000	35,404
		158,023
Consumer Goods — 0.14%
Acushnet 144A 7.375% 10/15/28 #	9,000	9,334
Fiesta Purchaser 144A 7.875% 3/1/31 #	17,000	17,569
Post Holdings 144A 5.50% 12/15/29 #	33,000	31,918
		58,821
Electric — 0.22%
Calpine
144A 4.50% 2/15/28 #	11,000	10,442
144A 5.00% 2/1/31 #	30,000	27,550
144A 5.25% 6/1/26 #	11,000	10,894
Vistra
144A 7.00% 12/15/26 #, μ, ψ	30,000	29,734
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,243
		88,863
Energy — 1.16%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	30,000	28,630
144A 7.00% 11/1/26 #	15,000	15,048
Callon Petroleum
144A 7.50% 6/15/30 #	5,000	5,303
144A 8.00% 8/1/28 #	20,000	20,975

Civitas Resources 144A 8.625% 11/1/30 #	15,000	16,117
EQM Midstream Partners
144A 4.75% 1/15/31 #	33,000	30,719
6.50% 7/15/48	10,000	10,037

2    NQ-FL7 [0324] 0524 (3564029)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Genesis Energy
7.75% 2/1/28	15,000	$ 15,087
8.00% 1/15/27	10,000	10,125
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,601
144A 6.25% 4/15/32 #	10,000	9,870

Kodiak Gas Services 144A 7.25% 2/15/29 #	10,000	10,192
Murphy Oil 6.375% 7/15/28	50,000	50,370
Nabors Industries
144A 7.25% 1/15/26 #	4,000	3,978
144A 9.125% 1/31/30 #	10,000	10,405
NuStar Logistics
5.625% 4/28/27	25,000	24,769
6.00% 6/1/26	10,000	9,962

PDC Energy 5.75% 5/15/26	43,000	42,955
Southwestern Energy
5.375% 2/1/29	5,000	4,861
5.375% 3/15/30	30,000	28,902

Transocean 144A 8.00% 2/1/27 #	22,000	21,852
USA Compression Partners
6.875% 4/1/26	2,000	1,999
6.875% 9/1/27	17,000	17,051
144A 7.125% 3/15/29 #	5,000	5,065
Vital Energy
144A 7.75% 7/31/29 #	15,000	15,136
144A 7.875% 4/15/32 #	5,000	5,083
9.75% 10/15/30	10,000	10,944

Weatherford International 144A 8.625% 4/30/30 #	30,000	31,344
		476,380
Financial Services — 0.07%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	30,000	28,924
		28,924
Healthcare — 0.50%
Avantor Funding 144A 3.875% 11/1/29 #	15,000	13,538
Bausch Health 144A 11.00% 9/30/28 #	15,000	10,050
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	8,000	7,652
144A 3.50% 4/1/30 #	5,000	4,766

CHS 144A 4.75% 2/15/31 #	25,000	19,316
DaVita
144A 3.75% 2/15/31 #	10,000	8,381
144A 4.625% 6/1/30 #	10,000	8,960

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Heartland Dental 144A 8.50% 5/1/26 #	30,000	$ 29,777
Legacy LifePoint Health 144A 4.375% 2/15/27 #	10,000	9,537
Medline Borrower
144A 3.875% 4/1/29 #	15,000	13,663
144A 5.25% 10/1/29 #	27,000	25,540

Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	15,135
Tenet Healthcare
4.375% 1/15/30	10,000	9,251
6.125% 10/1/28	30,000	29,918
		205,484
Insurance — 0.33%
HUB International
144A 5.625% 12/1/29 #	15,000	14,079
144A 7.375% 1/31/32 #	15,000	15,110
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	20,000	20,865
144A 10.50% 12/15/30 #	30,000	31,730
NFP
144A 6.875% 8/15/28 #	20,000	20,271
144A 7.50% 10/1/30 #	10,000	10,544

Panther Escrow Issuer 144A 7.125% 6/1/31 #	15,000	15,263
USI 144A 7.50% 1/15/32 #	10,000	10,031
		137,893
Leisure — 0.53%
Boyd Gaming 144A 4.75% 6/15/31 #	45,000	41,395
Caesars Entertainment
144A 6.50% 2/15/32 #	10,000	10,094
144A 7.00% 2/15/30 #	28,000	28,759
Carnival
144A 5.75% 3/1/27 #	15,000	14,856
144A 6.00% 5/1/29 #	30,000	29,620

Light & Wonder International 144A 7.25% 11/15/29 #	20,000	20,545
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	40,000	39,561
144A 7.25% 1/15/30 #	10,000	10,397

Scientific Games Holdings 144A 6.625% 3/1/30 #	25,000	24,187
		219,414
Media — 0.51%
AMC Networks 4.25% 2/15/29	20,000	14,189
NQ-FL7 [0324] 0524 (3564029)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CCO Holdings
4.50% 5/1/32	55,000	$ 44,234
144A 5.375% 6/1/29 #	25,000	22,904

CMG Media 144A 8.875% 12/15/27 #	30,000	19,906
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	19,477
Directv Financing 144A 5.875% 8/15/27 #	20,000	18,933
DISH DBS 144A 5.75% 12/1/28 #	30,000	20,674
Gray Television 144A 5.375% 11/15/31 #	35,000	22,984
Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	27,466
		210,767
Retail — 0.27%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,619
4.75% 3/1/30	10,000	9,219
Bath & Body Works
6.875% 11/1/35	30,000	30,700
6.95% 3/1/33	9,000	8,979

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	14,000	13,886
Murphy Oil USA 144A 3.75% 2/15/31 #	50,000	43,713
		111,116
Services — 0.55%
GFL Environmental 144A 6.75% 1/15/31 #	10,000	10,261
Iron Mountain 144A 5.25% 3/15/28 #	45,000	43,575
Prime Security Services Borrower 144A 5.75% 4/15/26 #	50,000	49,889
SRS Distribution
144A 6.00% 12/1/29 #	10,000	10,226
144A 6.125% 7/1/29 #	10,000	10,208

Staples 144A 7.50% 4/15/26 #	15,000	14,654
United Rentals North America 3.875% 2/15/31	56,000	50,231
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	26,514
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	10,000	9,999
		225,557
Technology & Electronics — 0.38%
Clarios Global 144A 8.50% 5/15/27 #	23,000	23,078
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
CommScope Technologies 144A 6.00% 6/15/25 #	12,000	$ 10,451
Entegris 144A 5.95% 6/15/30 #	25,000	24,728
Seagate HDD Cayman
5.75% 12/1/34	8,000	7,833
144A 8.25% 12/15/29 #	10,000	10,755

Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,141
SS&C Technologies 144A 5.50% 9/30/27 #	30,000	29,358
UKG 144A 6.875% 2/1/31 #	40,000	40,778
		156,122
Telecommunications — 0.81%
Altice France 144A 5.50% 10/15/29 #	35,000	23,793
Connect Finco 144A 6.75% 10/1/26 #	200,000	196,191
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	8,344
144A 6.50% 10/1/28 #	20,000	17,520
Frontier Communications Holdings
144A 6.75% 5/1/29 #	15,000	13,384
144A 5.875% 10/15/27 #	45,000	43,602

Northwest Fiber 144A 4.75% 4/30/27 #	30,000	30,696
		333,530
Total Corporate Bonds (cost $2,698,625)		2,596,195

US Treasury Obligations — 22.22%
US Treasury Bonds
1.125% 5/15/40	210,000	131,283
1.375% 8/15/50	260,000	137,384
1.875% 2/15/51	200,000	120,547
2.25% 8/15/49	155,000	103,411
2.375% 2/15/42	495,000	368,330
2.50% 5/15/46	225,000	162,396
2.875% 5/15/49	330,000	251,135
3.00% 11/15/45	155,000	123,164
3.00% 8/15/52	5,000	3,885
3.375% 11/15/48	195,000	163,019
3.875% 2/15/43	190,000	175,698
4.375% 5/15/41	110,000	109,830
4.50% 5/15/38	20,000	20,634
5.00% 5/15/37	5,000	5,437
US Treasury Notes
0.625% 5/15/30	105,000	84,824
1.00% 12/15/24	2,095,000	2,034,777
1.125% 2/15/31	130,000	106,636
1.875% 2/15/32	985,000	832,152

4    NQ-FL7 [0324] 0524 (3564029)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.75% 2/15/28	220,000	$ 207,728
3.25% 6/30/29	1,640,000	1,564,278
3.875% 1/15/26	1,895,000	1,868,204
3.875% 11/30/29	585,000	574,580
Total US Treasury Obligations (cost $9,208,334)		9,149,332
	Number of shares
Common Stocks — 58.48%
Communication Services — 2.16%
AT&T	4,000	70,400
Interpublic Group	995	32,467
KDDI	800	23,612
Meta Platforms Class A	272	132,078
Publicis Groupe	400	43,607
Verizon Communications	9,536	400,131
Walt Disney	1,542	188,679
		890,974
Consumer Discretionary — 6.20%
adidas	304	67,890
Amadeus IT Group	1,297	83,172
Bath & Body Works	3,629	181,523
Best Buy	2,038	167,177
eBay	1,482	78,220
Genuine Parts	1,142	176,930
H & M Hennes & Mauritz Class B	2,123	34,626
Home Depot	921	353,296
Kering	95	37,547
Lowe's	700	178,311
LVMH Moet Hennessy Louis Vuitton	36	32,380
NIKE Class B	1,359	127,719
PulteGroup	1,984	239,310
Ross Stores	1,258	184,624
Sodexo	846	72,542
Starbucks	969	88,557
Swatch Group	130	30,185
TJX	4,144	420,284
		2,554,293
Consumer Staples — 4.08%
Altria Group	4,236	184,774
Anheuser-Busch InBev	1,018	62,008
Asahi Group Holdings	500	18,312
Conagra Brands	5,600	165,984
Danone	1,306	84,384
Diageo	2,954	109,074
Dollar General	1,151	179,625
Dollar Tree †	1,200	159,780
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Essity Class B	2,624	$ 62,315
Kao	1,500	56,044
Koninklijke Ahold Delhaize	3,925	117,380
Nestle	827	87,803
Philip Morris International	2,332	213,658
Seven & i Holdings	1,500	21,800
Unilever	2,062	103,465
Vector Group	4,720	51,731
		1,678,137
Energy — 3.26%
APA	3,290	113,110
Chevron	927	146,225
ConocoPhillips	1,063	135,299
Coterra Energy	4,413	123,034
EOG Resources	795	101,633
Exxon Mobil	4,611	535,983
Marathon Petroleum	699	140,848
Texas Pacific Land	78	45,124
		1,341,256
Financials — 9.93%
Allstate	1,100	190,311
Ally Financial	2,689	109,147
American Financial Group	206	28,115
American International Group	2,300	179,791
Ameriprise Financial	546	239,388
Bank of New York Mellon	2,587	149,063
BlackRock	295	245,941
Blackstone	1,772	232,788
Citizens Financial Group	2,231	80,963
Corebridge Financial	4,323	124,200
Discover Financial Services	393	51,518
Fidelity National Financial	2,364	125,528
Fidelity National Information Services	2,464	182,780
Fifth Third Bancorp	4,588	170,719
KeyCorp	14,354	226,937
MetLife	2,956	219,069
PNC Financial Services Group	317	51,227
Principal Financial Group	2,336	201,620
Prudential Financial	1,997	234,448
SEI Investments	1,063	76,430
State Street	1,376	106,392
Synchrony Financial	3,659	157,776
Travelers	814	187,334
Truist Financial	4,700	183,206
US Bancorp	4,000	178,800
Western Union	11,204	156,632
		4,090,123
NQ-FL7 [0324] 0524 (3564029)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 7.54%
AbbVie	1,728	$ 314,669
Amgen	186	52,884
Baxter International	4,000	170,960
Bristol-Myers Squibb	2,479	134,436
Cardinal Health	1,447	161,919
CareTrust REIT	386	9,407
Cencora	942	228,897
Cigna Group	550	199,754
CVS Health	2,300	183,448
Gilead Sciences	2,188	160,271
Healthpeak Properties	277	5,194
Hologic †	2,342	182,582
Johnson & Johnson	1,100	174,009
McKesson	222	119,181
Medical Properties Trust	157	738
Merck & Co.	3,845	507,348
Novo Nordisk Class B	444	56,953
Pfizer	4,181	116,023
Roche Holding	254	64,693
SIGA Technologies	6,675	57,138
Smith & Nephew	6,866	85,931
UnitedHealth Group	68	33,640
Ventas	323	14,063
Welltower	764	71,388
		3,105,526
Industrials — 4.54%
3M	1,247	132,269
Dover	1,041	184,455
DSV	120	19,507
Expeditors International of Washington	1,227	149,166
Genco Shipping & Trading	896	18,216
Honeywell International	886	181,851
Intertek Group	1,019	64,114
Knorr-Bremse	611	46,208
Kone Class B	788	36,675
Lockheed Martin	109	49,581
Makita	2,100	59,304
Masco	2,300	181,424
Northrop Grumman	400	191,464
Otis Worldwide	1,026	101,851
Paychex	1,602	196,726
Pluxee †	731	21,609
Robert Half	1,800	142,704
Securitas Class B	9,001	92,793
		1,869,917
Information Technology — 15.68%
Accenture Class A	372	128,939
Apple	6,114	1,048,429
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Applied Materials	881	$ 181,689
Broadcom	289	383,043
Cisco Systems	7,263	362,496
Cognizant Technology Solutions Class A	2,278	166,955
Dell Technologies Class C	1,626	185,543
HP	6,048	182,770
KLA	299	208,872
Lam Research	249	241,921
Microsoft	2,797	1,176,754
Monolithic Power Systems	267	180,871
Motorola Solutions	550	195,239
NetApp	1,898	199,233
NVIDIA	1,004	907,174
Oracle	1,400	175,854
QUALCOMM	1,510	255,643
SAP	506	98,513
Teledyne Technologies †	415	178,168
		6,458,106
Materials — 0.96%
Air Liquide	424	88,211
Dow	2,105	121,943
DuPont de Nemours	2,400	184,008
		394,162
Real Estate — 0.50%
Equity Residential	3,276	206,748
		206,748
REIT Diversified — 0.23%
Gaming and Leisure Properties	725	33,401
VICI Properties	2,036	60,652
Vornado Realty Trust	43	1,237
		95,290
REIT Healthcare — 0.09%
Alexandria Real Estate Equities	270	34,806
		34,806
REIT Industrial — 0.49%
Plymouth Industrial REIT	116	2,610
Prologis	1,269	165,249
Rexford Industrial Realty	529	26,609
Terreno Realty	89	5,909
		200,377
REIT Information Technology — 0.35%
Digital Realty Trust	292	42,060
Equinix	123	101,515
		143,575
REIT Lodging — 0.25%
Apple Hospitality REIT	1,003	16,429

6    NQ-FL7 [0324] 0524 (3564029)

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Lodging (continued)
Chatham Lodging Trust	1,244	$ 12,577
Host Hotels & Resorts	1,534	31,723
Park Hotels & Resorts	523	9,147
RLJ Lodging Trust	262	3,097
Ryman Hospitality Properties	233	26,937
Sunstone Hotel Investors	233	2,596
		102,506
REIT Mall — 0.24%
Simon Property Group	638	99,841
		99,841
REIT Manufactured Housing — 0.08%
Equity LifeStyle Properties	216	13,910
Sun Communities	132	16,973
		30,883
REIT Multifamily — 0.32%
American Homes 4 Rent Class A	513	18,868
AvalonBay Communities	195	36,184
Camden Property Trust	224	22,042
Essex Property Trust	110	26,929
Mid-America Apartment Communities	155	20,395
UDR	237	8,866
		133,284
REIT Office — 0.08%
Boston Properties	118	7,707
Cousins Properties	636	15,289
Piedmont Office Realty Trust Class A	1,311	9,216
		32,212
REIT Self-Storage — 0.30%
CubeSmart	586	26,499
Extra Space Storage	227	33,369
Public Storage	220	63,813
		123,681
REIT Shopping Center — 0.31%
Agree Realty	182	10,396
Brixmor Property Group	1,390	32,596
Kimco Realty	1,244	24,395
Kite Realty Group Trust	382	8,282
Phillips Edison & Co.	84	3,013
Regency Centers	280	16,957
Retail Opportunity Investments	892	11,435
SITE Centers	674	9,874
Tanger	412	12,166
		129,114
REIT Single Tenant — 0.16%
Broadstone Net Lease	246	3,855
Four Corners Property Trust	72	1,762
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Single Tenant (continued)
Orion Office REIT	276	$ 969
Realty Income	1,074	58,103
		64,689
REIT Specialty — 0.31%
EPR Properties	191	8,108
Essential Properties Realty Trust	442	11,784
Invitation Homes	1,191	42,411
Iron Mountain	537	43,073
Lamar Advertising Class A	96	11,463
Outfront Media	410	6,884
WP Carey	54	3,048
		126,771
Utilities — 0.42%
Duke Energy	1,800	174,078
		174,078
Total Common Stocks (cost $19,290,162)		24,080,349

Convertible Preferred Stock — 1.13%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	17,473
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	702	36,307
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	969	61,774
Bank of America 7.25% exercise price $50.00 ω	63	75,206
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	1,264	60,621
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	102,678
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,073	62,384
Wells Fargo & Co. 7.50% exercise price $156.71 ω	39	47,555
Total Convertible Preferred Stock (cost $526,205)		463,998

Preferred Stock — 0.17%
Henkel AG & Co. 2.53% ω	854	68,640
Total Preferred Stock (cost $69,318)		68,640

Exchange-Traded Funds — 5.85%
iShares Core MSCI Europe ETF	7,175	415,074
iShares Latin America 40 ETF	7,868	223,766
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
iShares MSCI China ETF	7,641	$ 303,577
iShares MSCI Emerging Markets Asia ETF	5,107	347,838
Vanguard Russell 2000 ETF	13,157	1,119,134
Total Exchange-Traded Funds (cost $2,309,894)		2,409,389

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	73,637	73,637
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	73,637	73,637
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	73,637	73,637
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	73,637	73,637
Total Short-Term Investments (cost $294,548)		294,548

Total Value of Securities—99.87% (cost $36,486,719)		41,124,921
Receivables and Other Assets Net of Liabilities—0.13%		54,196
Net Assets Applicable to 3,116,025 Shares Outstanding—100.00%		$41,179,117

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $2,595,132, which represents 6.30% of the Series’ net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
7	US Treasury 5 yr Notes	$749,109	$748,196	6/28/24	$913	$(820)
3	US Treasury 10 yr Notes	332,391	330,148	6/18/24	2,243	(235)
Total Futures Contracts			$1,078,344		$3,156	$(1,055)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
Summary of abbreviations: (continued)
DAC – Designated Activity Company

8    NQ-FL7 [0324] 0524 (3564029)

Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
Summary of abbreviations: (continued)
REIT – Real Estate Investment Trust
USD – US Dollar
yr – Year
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